Stockholders' Equity - Valuation Assumptions (Detail)	1 Months Ended			12 Months Ended
	Sep. 24, 2008	Jun. 27, 2008	Jun. 29, 2007	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2010
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Dividend yield	0.00%	0.00%	0.00%
Expected volatility	80.00%	80.00%	75.00%	85.00%	82.00%	80.00%
Average risk-free interest rate	2.26%	3.14%	4.28%	0.97%	1.82%	2.76%
Expected life (in years)	3 years	3 years	3 years	4 years 5 months 23 days	4 years 6 months	6 years 3 months